Taxation - Summary of Reconciliation of Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of average effective tax rate and applicable tax rate [Abstract]
Computed rate of tax	26.00%	26.00%	24.00%
Incentive tax credits	(4.00%)	(4.00%)	(5.00%)
Withholding tax on dividends	2.00%	3.00%	2.00%
Expenses not deductible for tax purposes	1.00%	1.00%	1.00%
Irrecoverable withholding tax	1.00%	1.00%	2.00%
Income tax reserve adjustments - current and prior year		(1.00%)	2.00%
Transfer to/(from) unrecognised deferred tax assets	1.00%		1.00%
Others	(1.00%)
Underlying effective tax rate	26.00%	26.00%	27.00%
Non-underlying items within operating profit	1.00%		1.00%
Premium paid on buy back of preference shares	1.00%
Impact of US tax reform	(7.00%)
Effective tax rate	21.00%	26.00%	28.00%